Share-based payments (Tables)	9 Months Ended
May 31, 2024
Share-based payments
Summary of share based payments

	Exercise		Expected	Risk-free
	price	Market price	volatility	interest rate	Expected life
Grant date	$	$	%	%	[years]
May 27, 2020	3.70	3.70	84	0.4	5
May 27, 2020	2.78	3.70	84	0.4	5
October 23, 2020	3.70	3.70	97	0.4	5
November 24, 2020	16.29	13.03	101	0.4	5
November 24, 2020	5.68	5.72	75	3.6	4
February 23, 2021	15.75	15.05	103	0.6	5
May 14, 2021	5.68	5.72	75	3.6	3
July 14, 2021	9.25	9.01	105	0.7	5
September 21, 2021	8.85	8.58	106	0.9	5
January 22, 2022	5.65	5.52	107	1.5	5
November 30, 2022	6.09	6.09	107	3.1	5
December 1,2022	5.83	5.83	107	3.0	5
March 22, 2023	5.76	5.14	75	3.6	2
March 25, 2023	5.77	5.23	75	3.6	3
March 25, 2023	5.77	5.23	75	3.6	4
April 20, 2023	5.79	5.27	75	3.6	5
December 29, 2023	4.54	1.48	76	3.1	5
January 26, 2024	1.03	1.08	76	3.5	5

Summary of number options granted outstanding

		Weighted
	Number of	average
	options	exercise price
	#	$
Balance at August 31, 2022	1,706,418	9.45
Granted	88,500	5.80
Forfeited	(268,158)	9.65
Stock options modifications	(370,000)	5.78
Exercised	(57,219)	2.86
Balance at August 31, 2023	1,099,541	5.22
Granted	100,000	2.78
Forfeited	(14,409)	5.22
Balance at May 31, 2024	1,185,132	5.02

Summary of range of number of options outstanding and weighted average remaining contractual life

	Number of
Exercise price	options	Weighted average	Weighted average	Exercisable
range	outstanding	grant date fair value	remaining contractual life	options
$	#	$	[years]	#
1.03 - 3.70	495,132	2.29	1.37	465,402
4.54 – 5.83	625,000	2.74	3.59	565,110
6.09 – 8.85	30,000	6.26	6.83	27,083
16.29	35,000	9.33	6.50	35,000

Schedule of warrants

		Number of warrants	Weighted average remaining
	Exercise price	outstanding	contractual life
Grant date	$	#	[years]
November 23, 2020	16.53	151,800	1.48
August 5, 2022	10.30	50,000	1.18
December 21, 2023	1.41	138,095	4.56

	Exercise		Expected	Risk-free
	price	Market price	volatility	interest rate	Expected life
Grant date	$	$	%	%	[years]
November 23, 2020	16.53	13.03	100	0.4	5
August 5, 2022	10.30	7.20	100	2.9	3
December 21, 2023	1.41	1.83	76	4.0	5